Deposits - Schedule of Principal Maturities of Certificates of Deposit and Individual Retirement Accounts (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Deposits [Abstract]
2024	$ 1,228,675
2025	258,962
2026	38,934
2027	22,734
2028	15,579
Thereafter	793
Total	$ 1,565,677